FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2014
FEDERAL HOME LOAN BANK ADVANCES
Schedule of advances from the Federal Home Loan Bank

	2014	2013

Long Term Advances
Maturities range from August 2015 through March 2030, fixed rates from 1.00% to 7.23%, averaging 1.87% in 2014 and 2.22% in 2013	$83,784,615	$57,846,833

Short Term Advances
One advance which matures in January 2015 and has a fixed rate of 0.14%	$10,000,000	—

Schedule of scheduled principal payments due on advances
2015	$20,955,803
2016	8,566,968
2017	12,700,223
2018	15,451,953
2019	10,329,413
Thereafter	25,780,255

$93,784,615